REVENUE AND EXPENSES (Details 6) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ (305)	€ (16,761)
Weight average number of shares outstanding:
Basic	45,259,185	45,259,185
Diluted	45,259,185	45,259,185
Basic earnings per share (euros)	€ (0.007)	€ (0.370)
Diluted earnings per share (euros)	€ (0.007)	€ (0.370)